UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07145

T. Rowe Price International Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
International Stock Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE International Stock Portfolio
HIGHLIGHTS
International stocks rose in 2023 as signs of easing inflation in many markets raised hopes that global central banks were nearing an end to their tightening cycles.
The International Stock Portfolio outperformed the MSCI All Country World Index ex USA Net and its Lipper peer group average over its fiscal year.
We leaned into bouts of elevated market volatility throughout the period to add to quality, defensive growth companies and select cyclical names at attractive valuations.
Various crosscurrents in international stock markets have made it difficult to determine what may be driving growth stocks at any given moment. We believe that the upside and downside risks for markets appear relatively balanced.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE International Stock Portfolio
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Stock Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through
investments primarily in the common stocks of established,
non-U.S. companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Stock Portfolio returned 16.24% in the 12
months ended December 31, 2023. The portfolio
outperformed the MSCI All Country World Index ex USA
Net, which returned 15.62%, and the Lipper Variable Annuity
Underlying International Multi-Cap Growth Funds Average,
which returned 15.90%. ( Past performance cannot guarantee
future results .)
What factors influenced the fund’s performance?
Information technology (IT) added the most to relative
performance due to favorable stock selection and an
overweight allocation to the sector, the best performer in the benchmark in 2023. Taiwan Semiconductor Manufacturing
Company (TSMC), the world’s leading dedicated chip foundry,
was a significant performance contributor and the portfolio’s top holding at year-end. We believe that TSMC’s engineering
expertise gives it an edge in producing the next generation of artificial intelligence (AI) and cloud computing chips and that the company remains attractively valued as it enters a period of renewed profitability. Disco, a Japanese manufacturer of
precision cutting, grinding, and polishing machines for the
semiconductor industry, was a sizable contributor as it, too, benefited from investor excitement over companies exposed to
AI. Utilities represented a modest allocation of the portfolio in absolute terms but added value thanks to positive stock
selection. Our holding in NTPC, India’s largest power utility, was a key performance contributor as the company drew
closer to monetizing its renewable energy investments and its earnings growth accelerated. NTPC is a beneficiary of rising power sector investment in India, where rapid economic
growth has driven up electricity demand and highlighted the
need to add capacity in the country. (Please refer to the
portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Turning to detractors, consumer staples weighed the most on
relative returns owing to adverse stock selection and an
overweight to the sector, which lagged the benchmark. JD
Health International, an online health care platform and
drugstore operator in China, led detractors in the staples
sector as its business slowed from a pandemic-driven boom
and pessimism grew over the country’s uneven post-lockdown
recovery, leading investors to retreat from Chinese stocks for most of 2023. Industrials and business services stocks
significantly hurt relative performance due to unfavorable
selection. Teleperformance, a French business process
outsourcing company, was a large detractor. Shares of
Teleperformance, which provides content moderation and
customer service to tech companies such as TikTok and Apple, fell as its revenue slowed after the pandemic and concerns rose that the rise of AI would erode demand for some of its
services.
How is the fund positioned?
The International Stock Portfolio seeks to own companies in
non-U.S. developed and emerging markets that we believe can
achieve and sustain above-average earnings growth over the
long term. Sector and country positioning is primarily driven by bottom-up stock selection based on in-depth fundamental
research performed by T. Rowe Price’s global equity analyst
team. We leaned into bouts of elevated market volatility
throughout our fiscal year to add to quality, defensive growth companies and select cyclical names at attractive valuations.
We believe that our positioning offers protection against a
possible economic downturn while maintaining some
exposure to an extension of the cycle if inflation falls more quickly than expected.
At the end of December, IT was the most overweight sector
largely due to our sizable positions in semiconductor-related names. Taiwanese chip foundry TSMC and Dutch
semiconductor manufacturing equipment maker ASML were
the largest IT positions and the portfolio’s top two holdings.
One of the largest trades in the second half of our fiscal year was starting a position in Hexagon, a Swedish industrial
technology company that specializes in advanced
measurement technologies, software, and sensors. Hexagon
has a strong management team, serves a wide range of
industries, and commands a leading position in most of its end markets. We also added to our core holding in German
enterprise software vendor SAP, which has stepped up efforts to simplify its portfolio of acquired software assets and shift its business toward a cloud-based, recurring revenue model.
Health care was the second-largest overweight sector against the benchmark at year-end. Our health care holdings were
focused on the health care equipment and supplies industry
mainly through our investments in Alcon, a Swiss company
that makes contact lenses and eye care products, and UK
medical device maker Smith & Nephew. We also maintained
significant exposure to pharmaceuticals companies, anchored
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
International Stock Portfolio 4.46% 16.24%
MSCI All Country World Index ex
USA Net 5.61 15.62
Lipper Variable Annuity Underlying
International Multi-Cap Growth
Funds Average 3.46 15.90

T. ROWE PRICE International Stock Portfolio

by positions in Novo Nordisk, AstraZeneca, and Chugai
Pharmaceutical. Our allocation to health care declined in our fiscal year’s second half as we eliminated several pharma
names, including Swiss drugmaker Roche. Though we regard
Roche as one of the highest-quality names in the sector, the company is grappling with disappointing results from several pivotal trials, unfavorable currency trends weighing on
earnings, and few promising drugs under development that
can drive near-term growth.
Industrials and business services represented a sizable sector in absolute terms and a modest overweight against the
benchmark. Our industrial holdings were concentrated in
European aerospace and defense companies, such as French
aircraft equipment manufacturer Safran and aerospace
company Dassault Aviation, as well as in the ground
transportation industry through positions including Canadian
National Railway and Canadian Pacific Kansas City. Our
industrials allocation edged up in the past six months
following several key trades. We initiated a position in credit data and analytics company Experian and added to our core
holding in Canadian National Railway, which is benefiting
from a rising price environment and well positioned to
generate durable and consistent earnings growth over time. As for sales, we eliminated Teleperformance and reduced our
position in Fluidra, a Spanish manufacturer of swimming
pools and related products. Fluidra is the leading global player in an attractive, fast-growing market that experienced outsized growth during the pandemic. However, its management
recently flagged an uncertain environment in 2024 as the
prospect of higher-for-longer interest rates in many markets has deterred homeowners from installing a new pool. We used
sale proceeds to buy names that we think have clearer near-
term growth potential.
What is portfolio management’s outlook?
Various crosscurrents in international stock markets have
made it difficult to determine what may be driving growth
stocks at any given moment. On the one hand, we see sticky
inflation (especially in the UK and Europe) that will likely keep interest rates higher for longer and elevated earnings
estimates despite declining backlogs, rising wages, and
deteriorating excess savings. Recent earnings show that some companies have responded to inflation by passing on higher
costs to their customers. We think that this development is
temporary, however, and that earnings in the coming quarters may disappoint. On the other hand, labor markets remain
resilient, particularly in the U.S. Nevertheless, higher-for-
longer interest rates increase the risk of something breaking in financial markets. Moreover, the impact from pandemic-era
stimulus is subsiding just as governments have begun to worry about fiscal deficits against a backdrop of rising debt servicing costs and middling growth. These risks reinforce our view that we are in the late innings of the current cycle—even if the
optimism surrounding the artificial intelligence boom has
bought us a few extra outs. Weighing these factors, we believe that the upside and downside risks for markets appear
relatively balanced from here.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology 16.4% 17.7%
Financials 16.1  16.9
Industrials and Business Services 15.2  16.2
Health Care 15.4  14.2
Consumer Discretionary 10.8  10.1
Consumer Staples 10.7  9.3
Communication Services 6.1  5.9
Materials 3.7  2.9
Energy 1.8  2.1
Utilities 1.4  1.6
Real Estate 0.2  0.7
Other and Reserves 2.2  2.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE International Stock Portfolio

Bottom-up stock selection based on rigorous company
research is the cornerstone of our investment philosophy and process. We are confident that our fundamentals-based,
valuation-sensitive approach to growth investing, combined
with the substantial resources of T. Rowe Price’s global
research platform, will allow us to navigate the current market uncertainty and generate solid returns for shareholders over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Stock Portfolio

PRINCIPAL RISKS
International investing. Investing in the securities of non-U.S.
issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in
U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any
investments in emerging markets, which are susceptible to
greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may
decrease, sometimes rapidly or unexpectedly, due to factors
affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions,
inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public
responses (including sanctions). Certain events may cause
instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may
affect certain geographic regions, countries, sectors, and
industries more significantly than others. Government
intervention in markets may impact interest rates, market
volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term
market movements or for significantly longer periods during
more prolonged market downturns.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and
providers (collectively, “MSCI”) makes no express or implied warranties or representations and shall have no liability
whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a
basis for other indices or any securities or financial products.
This report is not approved, reviewed, or produced by MSCI.
Historical MSCI data and analysis should not be taken as an
indication or guarantee of any future performance analysis,
forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
12/31/23
Taiwan Semiconductor
Manufacturing Taiwan 3.8%
ASML Holding Netherlands 2.7
Samsung Electronics South Korea 2.0
Prosus Netherlands 1.8
Nestle Switzerland 1.8
Novo Nordisk Denmark 1.6
NTPC India 1.6
Deutsche Telekom Germany 1.6
HDFC Bank India 1.5
AIA Group Hong Kong 1.4
Alcon Switzerland 1.4
TMX Group Canada 1.4
Axis Bank India 1.4
Suncor Energy Canada 1.4
Constellation Software Canada 1.3
Canadian National Railway Canada 1.2
AstraZeneca United Kingdom 1.2
LVMH Moet Hennessy Louis
Vuitton France 1.2
Chugai Pharmaceutical Japan 1.2
SAP Germany 1.2
Essity Sweden 1.2
Alibaba Group Holding China 1.2
Smith & Nephew United Kingdom 1.2
Safran France 1.1
Heineken Netherlands 1.1
Total 38.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Stock Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
INTERNATIONAL STOCK PORTFOLIO
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTERNATIONAL STOCK PORTFOLIO
Periods Ended 12/31/23 1 Year 5 Years 10 Years
International Stock Portfolio 16.24% 7.71% 4.75%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Actual $1,000.00 $1,044.60 $4.90
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.42   4.84
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.95%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE International Stock Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 13.04 $ 16.01 $ 17.08 $ 15.62 $ 13.04
Investment activities
Net investment income
(1)(2)
0.13 0.11 0.11 0.08 0.34
(3)
Net realized and unrealized gain/loss 1.98 (2.64) 0.09 2.17 3.27
Total from investment activities 2.11 (2.53) 0.20 2.25 3.61
Distributions
Net investment income (0.14) (0.11) (0.11) (0.09) (0.37)
Net realized gain – (0.33) (1.16) (0.70) (0.66)
Total distributions (0.14) (0.44) (1.27) (0.79) (1.03)
NET ASSET VALUE
End of period $ 15.01 $ 13.04 $ 16.01 $ 17.08 $ 15.62
Ratios/Supplemental Data
Total return
(2)(4)
16.24% (15.81)% 1.32% 14.45% 27.77%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net expenses after waivers/payments by Price
Associates 0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income 0.89% 0.79% 0.59% 0.56% 2.31%
(3)
Portfolio turnover rate 32.9% 31.1% 29.1% 30.6% 33.8%
Net assets, end of period (in thousands) $ 247,785 $ 223,011 $ 291,749 $ 300,544 $ 295,743
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Reflects special dividends which amounted to $0.16 per share and 1.07% of average net assets.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Portfolio
December 31, 2023

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.9%
Common Stocks 0.9%
MercadoLibre (USD)  (1) 1,369 2,151
Total Argentina (Cost
$1,478
)
2,151
BRAZIL 1.5%
Common Stocks 1.5%
B3  152,500 456
Localiza Rent a Car  55,151 722
Localiza Rent a Car, Rights,
2/6/24  (1) 198 1
Raia Drogasil  211,595 1,281
Suzano  116,746 1,330
Total Brazil (Cost
$2,832
)
3,790
CANADA 9.6%
Common Stocks 9.6%
Canadian National Railway (USD)  24,314 3,055
Canadian Pacific Kansas City
(USD)  (2) 33,214 2,626
Constellation Software  1,266 3,139
Constellation Software, Warrants,
3/31/40  (1)(3) 1,253 —
Definity Financial  27,097 768
Descartes Systems Group (USD)  (1) 13,939 1,172
Element Fleet Management  125,898 2,048
National Bank of Canada  25,101 1,913
Shopify, Class A (USD)  (1) 28,030 2,183
Suncor Energy  105,562 3,382
TMX Group  144,134 3,486
Total Canada (Cost
$19,976
)
23,772
CAYMAN ISLANDS 0.5%
Convertible Preferred
Stocks 0.5%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD)  (1)
(3)(4) 5,545 1,324
Total Cayman Islands (Cost
$273
)
1,324
CHINA 6.7%
Common Stocks 4.6%
58.com (USD)  (1)(3) 65,164 —
Alibaba Group Holding, ADR (USD)  36,961 2,865
BeiGene, ADR (USD)  (1)(2) 7,763 1,400
JD Health International (HKD)  (1) 173,150 869
KE Holdings, ADR (USD)  59,000 956
PDD Holdings, ADR (USD)  (1) 8,300 1,214
Silergy (TWD)  66,000 1,071
Tencent Holdings (HKD)  43,900 1,658
Shares $ Value
(Cost and value in $000s)
Yum China Holdings (USD)  30,324 1,287
11,320
Common Stocks - China A
Shares 2.1%
Kweichow Moutai, A Shares (CNH)  5,870 1,428
NARI Technology, A Shares (CNH)  521,996 1,641
Shandong Pharmaceutical Glass, A
Shares (CNH)  204,900 739
Shenzhen Inovance Technology, A
Shares (CNH)  159,500 1,420
5,228
Total China (Cost
$14,279
)
16,548
CYPRUS 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD)  (1)
(3) 7,243 —
Total Cyprus (Cost
$434
)
—
DENMARK 2.5%
Common Stocks 2.5%
Coloplast, Class B  5,842 668
Genmab  (1) 4,946 1,577
Novo Nordisk, ADR (USD)  38,656 3,999
Total Denmark (Cost
$5,038
)
6,244
FRANCE 5.9%
Common Stocks 5.9%
Capgemini  (5) 10,954 2,289
Dassault Aviation  11,559 2,290
Eurofins Scientific  2,982 195
Kering  795 352
LVMH Moet Hennessy Louis Vuitton  3,621 2,942
Safran  15,995 2,820
Sartorius Stedim Biotech  5,844 1,550
Thales  14,960 2,215
Total France (Cost
$9,355
)
14,653
GERMANY 7.2%
Common Stocks 6.5%
Daimler Truck Holding  (5) 31,686 1,190
Deutsche Boerse  8,353 1,720
Deutsche Telekom  164,288 3,950
Evotec  (1) 89,413 2,097
Infineon Technologies  18,696 781
Merck  5,520 879
Puma  29,284 1,629
SAP  18,860 2,903
Schott Pharma  (1) 25,086 934
16,083

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.7%
Sartorius  (2) 4,984 1,830
1,830
Total Germany (Cost
$15,049
)
17,913
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  406,200 3,535
Hong Kong Exchanges & Clearing  42,900 1,472
Total Hong Kong (Cost
$2,499
)
5,007
INDIA 6.7%
Common Stocks 6.7%
Axis Bank  260,002 3,434
HDFC Bank  186,581 3,819
HDFC Life Insurance  197,072 1,530
Larsen & Toubro  65,132 2,754
NTPC  1,063,485 3,965
Varun Beverages  76,057 1,130
Total India (Cost
$10,161
)
16,632
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  3,869,600 2,363
Sarana Menara Nusantara  14,294,900 918
Total Indonesia (Cost
$1,057
)
3,281
ITALY 1.8%
Common Stocks 1.8%
Amplifon  7,342 255
Banca Mediolanum  165,165 1,560
DiaSorin  16,992 1,751
Ermenegildo Zegna (USD)  (2) 77,802 900
Total Italy (Cost
$4,235
)
4,466
JAPAN 14.4%
Common Stocks 14.4%
Calbee  67,800 1,363
Chugai Pharmaceutical  77,500 2,928
Daiichi Sankyo  70,000 1,916
Daikin Industries  8,200 1,330
Disco  9,700 2,396
Hikari Tsushin  5,800 959
Keyence  5,300 2,329
LY  524,900 1,856
Mitsui Fudosan  30,900 755
Murata Manufacturing  95,700 2,022
Nextage  59,500 1,090
Nippon Telegraph & Telephone  1,913,000 2,336
Olympus  161,300 2,328
Outsourcing  (1) 48,500 596
Shares $ Value
(Cost and value in $000s)
Persol Holdings  800,500 1,370
Recruit Holdings  50,800 2,124
Seven & i Holdings  64,900 2,567
Shimadzu  27,000 753
SMC  1,100 588
Sony Group  22,700 2,148
Stanley Electric  48,300 906
Sumitomo Metal Mining  34,700 1,030
Total Japan (Cost
$29,474
)
35,690
NETHERLANDS 7.1%
Common Stocks 7.1%
Adyen  (1)(5) 1,127 1,455
Akzo Nobel  (5) 26,998 2,235
ASML Holding  8,748 6,604
Heineken  27,680 2,812
Prosus  151,041 4,496
Total Netherlands (Cost
$11,168
)
17,602
PHILIPPINES 0.6%
Common Stocks 0.6%
SM Investments  101,105 1,591
Total Philippines (Cost
$1,584
)
1,591
PORTUGAL 1.4%
Common Stocks 1.4%
Galp Energia  126,289 1,858
Jeronimo Martins  66,726 1,698
Total Portugal (Cost
$2,381
)
3,556
SAUDI ARABIA 0.7%
Common Stocks 0.7%
Saudi National Bank  155,339 1,602
Total Saudi Arabia (Cost
$1,447
)
1,602
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD)  (1) 29,113 1,179
Total Singapore (Cost
$1,403
)
1,179
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  9,860 1,100
Total South Africa (Cost
$586
)
1,100
SOUTH KOREA 3.0%
Common Stocks 3.0%
LG Chem  2,500 962

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
NAVER (1) 7,728 1,337
Samsung Electronics  83,687 5,079
Total South Korea (Cost
$3,956
)
7,378
SPAIN 1.4%
Common Stocks 1.4%
Amadeus IT Group, Class A  33,863 2,432
Fluidra  47,121 982
Total Spain (Cost
$2,724
)
3,414
SWEDEN 2.9%
Common Stocks 2.9%
Assa Abloy, Class B  74,138 2,137
Essity, Class B  115,806 2,870
Hexagon, Class B  124,868 1,500
Swedbank, Class A  37,224 752
Total Sweden (Cost
$5,542
)
7,259
SWITZERLAND 5.8%
Common Stocks 5.8%
Alcon  45,119 3,530
Cie Financiere Richemont  4,606 636
Julius Baer Group  47,045 2,639
Nestle  38,685 4,484
Partners Group Holding  (5) 1,776 2,568
Sonova Holding  1,164 381
Total Switzerland (Cost
$9,070
)
14,238
TAIWAN 3.8%
Common Stocks 3.8%
Taiwan Semiconductor
Manufacturing  487,000 9,337
Total Taiwan (Cost
$1,372
)
9,337
THAILAND 0.5%
Common Stocks 0.5%
Bumrungrad Hospital  36,900 240
CP ALL  547,600 897
Total Thailand (Cost
$823
)
1,137
UNITED KINGDOM 6.0%
Common Stocks 5.9%
Ashtead Group  24,605 1,710
AstraZeneca, ADR (USD)  44,757 3,014
Bridgepoint Group  244,157 865
Experian  37,254 1,520
Hiscox  34,207 460
London Stock Exchange Group  20,509 2,424
Smith & Nephew  208,015 2,857
Shares $ Value
(Cost and value in $000s)
Unilever (EUR)  36,411 1,765
14,615
Convertible Preferred
Stocks 0.1%
Yulife Holdings, Series C,
Acquisition Date: 10/11/22,
Cost $103  (1)(3)(4) 5,222 119
119
Total United Kingdom (Cost
$12,128
)
14,734
UNITED STATES 2.6%
Common Stocks 2.6%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $471  (1)(3)(4) 276 295
Linde  4,258 1,749
Mastercard, Class A  4,481 1,911
Waste Connections  15,958 2,382
6,337
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27  (1)(3)(4) 16 17
17
Total United States (Cost
$3,767
)
6,354
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve
Fund, 5.42%  (6)(7) 5,971,513 5,972
Total Short-Term Investments
(Cost $5,972) 5,972
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve
Fund, 5.42%  (6)(7) 4,730,672 4,731
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 4,731
Total Securities Lending Collateral
(Cost $4,731) 4,731
Total Investments in Securities
102.0% of Net Assets
(Cost $184,794) $ 252,655

T. ROWE PRICE International Stock Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,755 and represents 0.7% of net assets.
(5) All or a portion of this security is pledged to cover or as collateral for written call options at December 31, 2023.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase Adyen, Call, 1/19/24 @ 1,200.00 (EUR) 10 117 (2)
JPMorgan Chase Adyen, Call, 1/19/24 @ 1,300.00 (EUR) 10 117 —
Morgan Stanley Akzo Nobel, Call, 1/19/24 @ 74.00 (EUR) 16 120 (3)
Morgan Stanley Akzo Nobel, Call, 2/16/24 @ 76.00 (EUR) 16 120 (4)
Morgan Stanley Capgemini, Call, 1/19/24 @ 200.00 (EUR) 6 113 —
Morgan Stanley Capgemini, Call, 1/19/24 @ 205.00 (EUR) 5 94 —
Morgan Stanley Daimler Truck Holding, Call, 1/19/24 @ 34.00 (EUR) 35 119 (3)
Morgan Stanley Daimler Truck Holding, Call, 2/16/24 @ 35.00 (EUR) 33 112 (2)
Goldman Sachs Partners Group Holding, Call, 1/19/24 @ 1,200.00 (CHF) 10 121 (5)
Total Options Written (Premiums $(18)) $ (19)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 271++
Totals $ —# $ — $ 271+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 11,036  ¤   ¤ $ 10,703
Total $ 10,703^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $271 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,703.

T. ROWE PRICE International Stock Portfolio
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $184,794) $ 252,655
Foreign currency (cost $215) 215
Dividends receivable 209
Receivable for investment securities sold 171
Receivable for shares sold 4
Other assets 503
Total assets 253,757
Liabilities
Obligation to return securities lending collateral 4,731
Investment management and administrative fees payable 217
Payable for shares redeemed 134
Payable for investment securities purchased 56
Options written (premiums $18) 19
Other liabilities 815
Total liabilities 5,972
NET ASSETS $ 247,785
Net Assets Consist of:
Total distributable earnings (loss) $ 64,648
Paid-in capital applicable to 16,503,995 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 183,137
NET ASSETS $ 247,785
NET ASSET VALUE PER SHARE $ 15.01

T. ROWE PRICE International Stock Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $324) $ 4,334
Securities lending 20
Total income 4,354
Expenses
Investment management and administrative expense 2,487
Waived / paid by Price Associates (237)
Net expenses 2,250
Net investment income 2,104
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $49) 7,203
Options written 25
Foreign currency transactions (49)
Net realized gain 7,179
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $503) 26,275
Options written (11)
Other assets and liabilities denominated in foreign currencies 18
Change in net unrealized gain / loss 26,282
Net realized and unrealized gain / loss 33,461
INCREASE IN NET ASSETS FROM OPERATIONS
$ 35,565

T. ROWE PRICE International Stock Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,104 $ 1,873
Net realized gain (loss) 7,179 (3,672)
Change in net unrealized gain / loss 26,282 (43,229)
Increase (decrease) in net assets from operations 35,565 (45,028)
Distributions to shareholders
Net earnings (2,359) (7,240)
Capital share transactions
*
Shares sold 13,703 11,944
Distributions reinvested 2,359 7,240
Shares redeemed (24,494) (35,654)
Decrease in net assets from capital share transactions (8,432) (16,470)
Net Assets
Increase (decrease) during period 24,774 (68,738)
Beginning of period 223,011 291,749
End of period $ 247,785 $ 223,011
*Share information (000s)
Shares sold 969 871
Distributions reinvested 161 556
Shares redeemed (1,729) (2,552)
Decrease in shares outstanding (599) (1,125)

T. ROWE PRICE International Stock Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The International Stock Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S.
companies. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE International Stock Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE International Stock Portfolio

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 34,043 $ 204,324 $ 295 $ 238,662
Convertible Preferred Stocks — — 1,460 1,460
Preferred Stocks — 1,830 — 1,830
Short-Term Investments 5,972 — — 5,972
Securities Lending Collateral 4,731 — — 4,731
Total $ 44,746 $ 206,154 $ 1,755 $ 252,655
Liabilities
Options Written $ — $ 19 $ — $ 19

T. ROWE PRICE International Stock Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties
($000s) Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 19
Total $ 19
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 25
Total $ 25
Change in Unrealized
Gain (Loss)
Equity derivatives $ (11)
Total $ (11)

T. ROWE PRICE International Stock Portfolio

to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool;
or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option)
or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was $4,592,000; the value of cash collateral and related investments was $4,731,000.

T. ROWE PRICE International Stock Portfolio

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $75,824,000 and $85,156,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended
December 31, 2023, the fund utilized $3,603,000 of capital loss carryforwards.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 2,359 $ 3,492
Long-term capital gain — 3,748
Total distributions $ 2,359 $ 7,240
($000s)
Cost of investments $ 186,102
Unrealized appreciation $ 78,138
Unrealized depreciation (12,438)
Net unrealized appreciation (depreciation) $ 65,700
($000s)
Undistributed ordinary income $ 455
Net unrealized appreciation (depreciation) 65,700
Loss carryforwards and deferrals (1,507)
Total distributable earnings (loss) $ 64,648

T. ROWE PRICE International Stock Portfolio

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 1.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.95% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $237,000 for the year ended December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $4,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE International Stock Portfolio

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 9 - SUBSEQUENT EVENT
At a meeting held on October 23, 2023, the Board approved an amendment to the fund’s investment management agreement to change the fund’s all-inclusive fee structure to one where the management fee covers only investment management and other specified services, but operating expenses (including payments for administrative services) are borne by the fund, effective May 1, 2024.
In addition, effective May 1, 2024, the Board approved implementing an indefinite contractual total expense limitation at the level of the fund’s current all-inclusive fee rate (including any management fee waivers), excluding interest, taxes, brokerage and other transaction costs, and nonrecurring and extraordinary expenses (expenses currently excluded from the fund’s all-inclusive fee rate).

T. ROWE PRICE International Stock Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price International Series, Inc. and Shareholders of T. Rowe Price International Stock Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
International Stock Portfolio (constituting T. Rowe Price International Series, Inc., referred to hereafter as the "Fund") as of December 31,
2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE International Stock Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $3,524,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $26,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $2,286,000 and foreign taxes paid of $326,000.

T. ROWE PRICE International Stock Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE International Stock Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE International Stock Portfolio

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE International Stock Portfolio

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Series  Principal Occupation(s)
Malik Sarmad Asif (1981)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Harishankar Balkrishna (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc.,
Price International, and T. Rowe Price Trust Company
Jean-Marc Corredor (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
Price Investment Management, T. Rowe Price Services, Inc., and T. Rowe
Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE International Stock Portfolio

Name (Year of Birth)
Position Held With International Series  Principal Occupation(s)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Oluwaseun Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
John Rowles (1990)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.; Director
and Vice President, Price International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281836 E301-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$27,575	$24,353
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)  Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2024